Severance And Facility Exiting Reserves (Tables)	12 Months Ended
Dec. 31, 2015
Severance And Facility Exiting Reserves [Abstract]
Summary Of Liabilities (Pre-Tax) Related To Closing Facilities And Employee Severance

	Severance		Facilities
	Number of Employees	Liability	Number of Facilities	Liability	Total Liabilities
December 31, 2013	125	$17.7	15	$33.3	$51.0
Additions and adjustments	150	28.8	2	(2.2)	26.6
Utilization	(228)	(37.8)	(5)	(7.4)	(45.2)
December 31, 2014	47	8.7	12	23.7	32.4
Additions and adjustments	74	38.7	2	1.6	40.3
Utilization	(68)	(10.5)	(6)	(6.2)	(16.7)
December 31, 2015	53	$36.9	8	$19.1	$56.0